Schedule of Investments - September 30, 2020
Hotchkis & Wiley International Value Fund (Unaudited)

Country Breakdown* (% of net assets)

United Kingdom	29.23%
United States	12.32%
Netherlands	12.03%
France	11.77%
Germany	8.64%
Japan	6.05%
Switzerland	4.60%
Canada	4.06%
Sweden	2.57%
Italy	2.18%
Australia	2.07%
Taiwan	1.64%
Finland	1.23%
Ireland	1.11%
Luxembourg	0.82%
Denmark	0.58%
Short-term securities and liabilities in excess of other assets	(0.90)%
* Based on country of risk.

COMMON STOCKS - 100.90%	Shares Held	Value
COMMUNICATION SERVICES - 3.25%
Media - 0.82%
RTL Group SA (a) (v)	400	$15,744

Wireless Telecommunication Services - 2.43%
Vodafone Group PLC (v)	35,446	46,981
TOTAL COMMUNICATION SERVICES		62,725

CONSUMER DISCRETIONARY - 8.54%
Auto Components - 3.25%
Magna International, Inc.	1,372	62,769

Automobiles - 1.81%
Bayerische Motoren Werke AG (v)	641	35,032

Hotels, Restaurants & Leisure - 3.48%
Accor SA (a) (v)	1,060	29,670
Compass Group PLC (v)	2,500	37,555
		67,225
TOTAL CONSUMER DISCRETIONARY		165,026

CONSUMER STAPLES - 11.54%
Beverages - 4.69%
Britvic PLC (v)	2,100	22,252
Heineken Holding NV (v)	877	68,343
		90,595
Food & Staples Retailing - 1.05%
Tesco PLC (v)	7,396	20,290

Food Products - 0.92%
Ezaki Glico Company Ltd. (v)	400	17,887

Household Products - 2.42%
Henkel AG & Company KGaA (v)	500	46,764

Personal Products - 1.88%
Unilever PLC (v)	588	36,252

Tobacco - 0.58%
Scandinavian Tobacco Group A/S (r) (v)	757	11,211
TOTAL CONSUMER STAPLES		222,999

ENERGY - 9.63%
Energy Equipment & Services - 3.90%
Frank's International NV (a)	25,157	38,742
Subsea 7 SA (a) (v)	5,100	36,656
		75,398
Oil, Gas & Consumable Fuels - 5.73%
Cairn Energy PLC (a) (v)	23,436	43,493
Cenovus Energy, Inc.	4,000	15,591
Kosmos Energy Ltd.	5,768	5,627
Royal Dutch Shell PLC (v)	1,527	19,254
Total SE (v)	775	26,616
		110,581
TOTAL ENERGY		185,979

FINANCIALS - 28.51%
Banks - 14.05%
ABN AMRO Bank NV (a) (r) (v)	3,500	29,258
AIB Group PLC (a) (v)	12,600	12,926
Bank of Ireland Group PLC (a) (v)	4,600	8,528
Barclays PLC (a) (v)	26,217	33,074
BNP Paribas SA (a) (v)	1,524	55,130
ING Groep NV (a) (v)	6,567	46,869
Natwest Group PLC (a) (v)	10,100	13,832
Societe Generale SA (a) (v)	2,231	29,614
UniCredit SpA (a) (v)	5,100	42,138
		271,369
Capital Markets - 2.87%
Credit Suisse Group AG (v)	5,548	55,384

Insurance - 11.59%
Enstar Group Ltd. (a)	389	62,824
Global Indemnity Group LLC	968	20,125
RSA Insurance Group PLC (a) (v)	4,926	28,762
Tokio Marine Holdings, Inc. (v)	1,800	78,758
Zurich Insurance Group AG (v)	96	33,477
		223,946
TOTAL FINANCIALS		550,699

HEALTH CARE - 7.46%
Health Care Equipment & Supplies - 5.10%
Koninklijke Philips NV (v)	767	36,217
Medtronic PLC	600	62,352
		98,569
Pharmaceuticals - 2.36%
GlaxoSmithKline PLC (v)	1,609	30,165
Sanofi (v)	153	15,333
		45,498
TOTAL HEALTH CARE		144,067

INDUSTRIALS - 21.55%
Aerospace & Defense - 7.40%
Airbus SE (a) (v)	980	71,075
BAE Systems PLC (v)	11,575	71,887
		142,962
Air Freight & Logistics - 3.62%
Royal Mail PLC (v)	22,829	70,002

Airlines - 2.07%
Qantas Airways Ltd. (a) (v)	13,600	39,884

Industrial Conglomerates - 4.41%
Siemens AG (v)	610	77,037
Siemens Energy AG (a)	305	8,225
		85,262
Machinery - 3.80%
CNH Industrial NV (a) (v)	1,759	13,605
CNH Industrial NV (a)	7,653	59,847
		73,452
Professional Services - 0.25%
Hudson Global, Inc. (a)	499	4,815
TOTAL INDUSTRIALS		416,377

INFORMATION TECHNOLOGY - 9.19%
Communications Equipment - 2.57%
Telefonaktiebolaget LM Ericsson (v)	4,544	49,726

Electronic Equipment, Instruments & Components - 3.30%
Hitachi Ltd. (v)	600	20,316
TE Connectivity Ltd.	445	43,494
		63,810
Semiconductors & Semiconductor Equipment - 3.32%
NXP Semiconductors NV	260	32,451
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	390	31,617
		64,068
TOTAL INFORMATION TECHNOLOGY		177,604

MATERIALS - 1.23%
Chemicals - 1.23%
Tikkurila Oyj (v)	1,353	23,666
TOTAL MATERIALS		23,666

Total common stocks (Cost $2,316,879)		1,949,142
Total long-term investments (Cost $2,316,879)		1,949,142

Total investments - 100.90% (Cost $2,316,879)		1,949,142
Liabilities in excess of other assets - (0.90)%		(17,480)
Net assets - 100.00%		$1,931,662

(a)	- Non-income producing security.
(r)
- Rule 144A security of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $40,469, which represented 2.10% of net assets.

(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $1,500,663, which represented 77.69% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of prices obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2020:

Level 1 --- Quoted prices in an active market:
Common Stocks	$448,479
Level 2 --- Other significant observable market inputs:
Common Stocks:
Communication Services	62,725
Consumer Discretionary	102,257
Consumer Staples	222,999
Energy	126,019
Financials	467,750
Health Care	81,715
Industrials	343,490
Information Technology	70,042
Materials	23,666
Level 3 --- Significant unobservable inputs	-

Total Investments	$1,949,142

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.
.